Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000173018 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000173018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000173018 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000173018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	35.40%	[1]
C000173018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000173018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	54.20%	[1]
C000173018 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000173018 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000173018 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000173018 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000173018 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.00%
C000180107 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000180107 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000180107 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
C000180107 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[2]
C000180107 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[2]
C000180107 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	70.70%	[2]
C000180107 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000180107 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000180107 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000180107 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000180107 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	63.50%
C000193700 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000193700 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000193700 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000193700 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[3]
C000193700 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000193700 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	71.20%	[3]
C000193700 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193700 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000193700 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	25.60%
C000193700 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
C000193700 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.10%
C000209930 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000209930 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000209930 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000209930 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	95.40%	[4]
C000209930 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000209930 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000248461 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000248461 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000248461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[5]
C000248461 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[5]
C000248461 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	43.50%	[5]
C000248461 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[5]
C000248461 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248461 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
C000248461 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000248461 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000248462 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248462 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000248462 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	74.30%	[6]
C000248462 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000248462 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[6]
C000248462 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	12.30%
C000248462 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248462 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.00%
C000248462 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000248462 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.60%
C000248462 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000248462 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	5.10%
C000248462 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248462 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.60%
C000248462 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.20%
C000248462 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.00%
C000248462 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248463 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248463 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000248463 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[7]
C000248463 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%	[7]
C000248463 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[7]
C000248463 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	34.70%	[7]
C000248463 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[7]
C000248463 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	8.70%
C000248463 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.20%
C000248463 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.50%
C000248463 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	0.70%
C000248463 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248463 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	77.70%
C000248463 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	0.60%
C000248463 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000248463 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248463 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000248463 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	62.80%
C000248463 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000248463 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000248463 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000248464 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000255190 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000255190 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[8]
C000255190 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000255190 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[8]
C000255190 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	51.40%	[8]
C000255190 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[8]
C000255190 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[8]
C000255190 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000255190 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000263343 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[9]
C000263343 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[9]
C000263343 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[9]
C000263343 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.90%	[9]
C000263343 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[9]
C000263343 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[9]
C000263343 [Member] | Securitized [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000263343 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000264202 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[10]
C000264202 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[10]
C000264202 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000264202 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	96.20%	[10]
C000264202 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000264202 [Member] | Corporate Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000264202 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[9]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[10]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.